Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 24, 2014	Jun. 28, 2013
Document and Entity Information
Entity Registrant Name	SEABOARD CORP /DE/
Entity Central Index Key	0000088121
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 784,946,296
Entity Common Stock, Shares Outstanding		1,187,905
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY